REVENUES (Revenues by Product) (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating Revenue By Product Type [Line Items]
Revenues	¥ 29,746,287,759	$ 4,272,786,888	¥ 25,042,613,341	¥ 26,472,943,454
Solar Modules [Member]
Operating Revenue By Product Type [Line Items]
Revenues	28,500,123,425		24,090,687,469	25,656,934,835
Silicon Wafers [Member]
Operating Revenue By Product Type [Line Items]
Revenues	913,702,864		567,241,687	455,695,782
Solar Cells [Member]
Operating Revenue By Product Type [Line Items]
Revenues	282,407,099		291,232,876	346,069,432
Sales of solar Projects [Member]
Operating Revenue By Product Type [Line Items]
Revenues	0		93,451,309	0
Generated Electricity [Member]
Operating Revenue By Product Type [Line Items]
Revenues	¥ 50,054,371		¥ 0	¥ 14,243,405